Shareholder Report, Line Graph (Details) 74200011100_Franklin Growth Opportunities Fund_Class R_TSR Annual {Class R} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	$ 29,888	$ 27,785	$ 20,863	$ 22,010	$ 26,451	$ 17,604	$ 16,204	$ 14,010	$ 11,662	$ 10,000	$ 35,992
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	30,227	27,133	22,186	21,857	22,560	14,948	15,106	13,406	11,858	10,000	$ 39,601
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Growth Index
Accumulated Value	39,346	34,493	26,382	25,802	27,693	18,169	16,598	14,233	11,983	10,000	$ 51,536
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 31,574	$ 28,167	$ 22,963	$ 22,367	$ 22,320	$ 15,289	$ 15,158	$ 13,356	$ 11,792	$ 10,000	$ 41,379